Components of Income Tax Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income before income tax expense :
Domestic	$ 296,475	$ 282,492	$ 300,388
Foreign	20,076	25,320	40,197
Income from continuing operations before income taxes and equity in income of equity investments	$ 316,551	$ 307,812	$ 340,585